Financial instruments: valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Recurring fair value measurement
Fair value of liabilities
Liabilities	£ 129,156	£ 149,577
Recurring fair value measurement | Interest rate
Fair value of liabilities
Liabilities	38,483	48,535
Recurring fair value measurement | Foreign exchange
Fair value of liabilities
Liabilities	33,586	45,237
Recurring fair value measurement | Other
Fair value of liabilities
Liabilities	326	275
Recurring fair value measurement | Level 3
Fair value of liabilities
Liabilities	691	976
Sensitivity favourable	20	30
Sensitivity unfavourable	(20)	(30)
Recurring fair value measurement | Level 3 | Deposits
Fair value of liabilities
Liabilities	1	1
Recurring fair value measurement | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3
Recurring fair value measurement | Level 3 | Short Positions.
Fair value of liabilities
Liabilities	2
Recurring fair value measurement | Level 3 | Interest rate
Fair value of liabilities
Liabilities	439	678
Sensitivity favourable	10	30
Sensitivity unfavourable	(10)	(30)
Recurring fair value measurement | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	58	98
Recurring fair value measurement | Level 3 | Other
Fair value of liabilities
Liabilities	188	£ 199
Sensitivity favourable	10
Sensitivity unfavourable	£ (10)